Concentrations of risks	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentrations of risks

Note 15 – Concentrations of risks

(a) Major customers

For the year ended December 31, 2025, two customers accounted for approximately 40.6% and 14.9% of the Company’s total revenues, which was individually more than 10% of the Company’s total revenues. For the year ended December 31, 2024, one customer accounted for approximately 73.3% of the Company’s total revenues, which was individually more than 10% of the Company’s total revenues. For the year ended December 31, 2023, three customers accounted for approximately 40.1%, 20.0% and 14.6% of the Company’s total revenues, which were individually more than 10% of the Company’s total revenues.

(b) Major vendors

For the year ended December 31, 2025, three vendors accounted for approximately 47.2%, 25.1% and 10.0% of the Company’s total purchases, which were individually more than 10% of the Company’s total purchases. For the year ended December 31, 2024, two vendors accounted for approximately 35.9% and 13.9% of the Company’s total purchases, which were individually more than 10% of the Company’s total purchases. For the year ended December 31, 2023, three vendors accounted for approximately 28.2%, 19.1% and 13.8% of the Company’s total purchases, which were individually more than 10% of the Company’s total purchases.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to US$250,000 per depositor per insured bank. As of December 31, 2025 and 2024, the Company had cash balance of approximately US$30,000 and US$0.5 million maintained at banks in the United States, nil and of approximately US$55,000 was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately US$56,788 (S$75,000) per account. This was raised to US$75,717 (S$100,000) with effect from 1 April 2024. As of December 31, 2025 and 2024, the Company had cash balance of approximately US$7,000 and US$48,000 maintained at DI Scheme banks in Singapore, of which nil was subject to credit risk.

The Company’s cash balance in other countries (Malaysia, Thailand, Vietnam, Australia, India, and China) are insignificant to its operations as of December 31, 2025 and 2024.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.